Condensed Parent Company Information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2025 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 20,005	$ 2,748	¥ 16,556	¥ (25,493)
Purchases of short-term investments under fair value	(34,337)	(4,715)	(103,145)	(175,849)
Purchases of long-term investments under fair value	(85,645)	(11,760)	(93,280)	(145,910)
Proceeds from maturity of investments	206,955	28,417	351,827	276,565
Net cash (used in) provided by investing activities	2,525	346	71,481	(96,702)
Proceeds from related parties loans			1,587
Repayment to related parties loans	(203)	(28)	(160)	(600)
Repurchase of ordinary shares			(159)	(238)
Net proceeds from option exercised	4,831	663
Dividends payment	(34,887)	(4,790)
Net cash (used in) provided by financing activities	12,367	1,697	41,268	(838)
Effect of exchange rate changes	2,152	297	(4,117)	27,389
Net (decrease) increase in cash, and cash equivalents and restricted cash	37,049	5,088	125,188	(95,644)
Cash and cash equivalents, and restricted cash at beginning of the year	302,246	41,501	177,058	272,702
Cash and, cash equivalents and restricted cash at end of the year	339,295	46,589	302,246	177,058
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	210,771		180,198	175,696	$ 28,941
Restricted cash, current	496				68
Restricted cash, non-current	128,028		122,048	1,362	17,580
Total cash and cash equivalents and restricted cash	339,295		302,246	177,058	46,589
Supplemental disclosure of cash flow information:
Dividends payable offset against receivables from shareholders	1,711	235
Four Seasons Education (Cayman) Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	54,141	7,434	131,070	16,945
Purchases of short-term investments under fair value	(34,337)	(4,715)	(103,145)	(175,848)
Purchases of long-term investments under fair value	(85,645)	(11,760)	(93,280)	(145,910)
Proceeds from maturity of investments	174,123	23,909	327,495	164,564
Net cash (used in) provided by investing activities	8,955	1,229	931	(157,194)
Proceeds from related parties loans			1,287
Repayment to related parties loans			1
Repurchase of ordinary shares			(159)	(239)
Net proceeds from option exercised	4,831	663
Dividends payment	(34,887)	(4,790)
Net cash (used in) provided by financing activities	(30,056)	(4,127)	1,129	(239)
Effect of exchange rate changes	(2,152)	(297)	(4,117)	27,389
Net (decrease) increase in cash, and cash equivalents and restricted cash	35,192	4,833	129,013	(113,099)
Cash and cash equivalents, and restricted cash at beginning of the year	195,000	26,775	65,987	179,086
Cash and, cash equivalents and restricted cash at end of the year	230,192	31,608	195,000	65,987
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	102,743		73,528	65,987	14,108
Restricted cash, non-current	127,449		121,472		17,500
Total cash and cash equivalents and restricted cash	230,192		¥ 195,000	¥ 65,987	$ 31,608
Supplemental disclosure of cash flow information:
Dividends payable offset against receivables from shareholders	¥ 1,711	$ 235